Capital and funding - Disclosure of Fair Value Reserve (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Equity and liabilities [abstract]
Fair value reserve at beginning of period	€ 392	€ 329
Gains/(losses) on equity instruments	60	(27)
Gains/(losses) on cash flow hedges	210	(27)
Hedging (gains)/losses transferred to non-financial assets	(62)	117
Fair value reserve at end of period	€ 600	€ 392